Leases - Summary of Property Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Lease Disclosure [Line Items]
Amortization of favorable and unfavorable income lease contracts, net	$ (3.5)	$ (0.9)	$ 2.4
Total rental income	242.7	213.7	151.3
Franchise and Property Revenue [Member]
Lease Disclosure [Line Items]
Minimum	182.1	165.9	108.1
Contingent	38.1	25.0	17.4
Amortization of favorable and unfavorable income lease contracts, net	7.2	5.6	6.3
Total rental income	227.4	196.5	131.8
Earned income on direct financing leases	15.3	17.2	19.5
Total property revenues	$ 242.7	$ 213.7	$ 151.3